CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Apr. 30, 2026	Apr. 30, 2025
ASSETS
Cash and cash equivalents	$ 1,095,445	$ 1,006,964
Marketable securities	38,914	36,388
Receivables due from clients, net of allowance for doubtful accounts of $42,527 and $40,461 at April 30, 2026 and 2025, respectively	573,350	565,255
Income taxes and other receivables	75,410	38,394
Unearned compensation	64,421	61,649
Prepaid expenses and other assets	58,437	41,488
Total current assets	1,905,977	1,750,138
Marketable securities, non-current	247,132	233,626
Property and equipment, net	191,531	173,610
Operating lease right-of-use assets, net	170,986	152,712
Cash surrender value of company-owned life insurance policies, net of loans	289,058	252,621
Deferred income taxes	113,207	144,560
Goodwill	950,636	948,832
Intangible assets, net	45,858	70,193
Unearned compensation, non-current	118,592	106,965
Investments and other assets	31,799	27,967
Total assets	4,064,776	3,861,224
LIABILITIES AND STOCKHOLDERS’ EQUITY
Accounts payable	49,682	58,884
Income taxes payable	19,573	23,079
Compensation and benefits payable	570,242	530,473
Operating lease liability, current	28,111	38,573
Other accrued liabilities	314,402	304,589
Total current liabilities	982,010	955,598
Deferred compensation and other retirement plans	510,774	477,770
Operating lease liability, non-current	164,899	131,762
Long-term debt	398,565	397,736
Deferred tax liabilities	5,723	5,981
Other liabilities	23,902	20,238
Total liabilities	2,085,873	1,989,085
Commitments and contingencies
Stockholders' equity
Common stock: $0.01 par value, 150,000 shares authorized, 79,203 and 78,264 shares issued and 50,225 and 51,458 shares outstanding at April 30, 2026 and 2025, respectively	284,370	364,425
Retained earnings	1,761,063	1,588,274
Accumulated other comprehensive loss, net	(72,827)	(86,243)
Total Korn Ferry stockholders' equity	1,972,606	1,866,456
Noncontrolling interest	6,297	5,683
Total stockholders' equity	1,978,903	1,872,139
Total liabilities and stockholders' equity	$ 4,064,776	$ 3,861,224